Subsequent Events (Details) € / shares in Units, € in Millions, $ in Millions, $ in Millions				12 Months Ended
	Mar. 31, 2023	Feb. 16, 2023 EUR (€)	Feb. 15, 2023	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Mar. 20, 2023 EUR (€)	Mar. 20, 2023 USD ($)	Mar. 09, 2023 EUR (€)	Feb. 24, 2023 EUR (€) € / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Economic ownership percentage				14.80%	14.80%
Borrowings | $				$ 189,879	$ 188,582
Debt Issuance | Heineken Holding N.V.
Disclosure of non-adjusting events after reporting period [line items]
Face amount								€ 2,000
Debt Issuance | Senior Unsecured Exchangeable Bonds
Disclosure of non-adjusting events after reporting period [line items]
Face amount									€ 500
Borrowings, interest rate									2.625%
Exchange price (in euros per share) | € / shares									€ 95.625
Premium (as a percent)									27.50%
Clearing price (in euros per share) | € / shares									€ 75.00
Initial exchange option (in shares) | shares									5,228,758
Tender Offer | U.S. dollars
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | $							$ 1,090
Tender Offer | Euros
Disclosure of non-adjusting events after reporting period [line items]
Borrowings						€ 666
Tender Offer | 3.500% Senior Notes due 2050 | U.S. dollars
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate						3.50%	3.50%
Tender Offer | 4.375% Senior Notes due 2043 | U.S. dollars
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate						4.375%	4.375%
Tender Offer | 0.500% Senior Notes Due 2028 | Euros
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate						0.50%	0.50%
Tender Offer | 1.000% Senior Notes Due 2023 | Euros
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate						1.00%	1.00%
Major business combination | Net Pay S.A.P.I de C.V.
Disclosure of non-adjusting events after reporting period [line items]
Economic ownership percentage	10000.00%
Major business combination | Newco | Heineken Holding N.V.
Disclosure of non-adjusting events after reporting period [line items]
Total investment								€ 2,400
Business acquisition, percentage of voting equity interests acquired								65.00%
Major business combination | Net Pay S.A.P.I de C.V.
Disclosure of non-adjusting events after reporting period [line items]
Business acquisition, percentage of voting equity interests acquired	85.18%
Heineken Investment | Sale of Investment
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from sales of interests in associates		€ 3,200
Economic ownership percentage		8.13%	14.76%